SHORT TERM DEBT	12 Months Ended
Dec. 31, 2025
Short Term Debt
SHORT TERM DEBT

NOTE 24 — SHORT TERM DEBT

During the year ended December 31, 2025, the Company and holder of 2020 Convertible Notes repaid agreement amount of US$15,000 (2024: US$82,415). The unpaid amount as of December 31, 2025 was US$25,000 (2024: US$40,000) under the 2020 Convertible Notes plan and is classified as Short term debt.